Shareholders' equity - Reconciliation of movement in reserves (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Debt securities at FVOCI reserve
Balance as at beginning of year	$ 177	$ (22)
Net gains/(losses) from changes in fair value	578	360
Income tax effect	(177)	(96)
Transferred to income statement	(195)	(79)	$ (29)
Income tax effect	58	15
Loss allowance on debt securities measured at FVOCI	2	2
Exchange differences		(3)
Balance as at end of year	443	177	(22)
Equity securities at FVOCI reserve
Balance as at beginning of year	(4)	17
Net gains/(losses) from changes in fair value	50	(21)
Income tax effect	(2)
Balance as at end of year	44	(4)	17
Share-based payment reserve
Balance as at beginning of year	1,720	1,642
Share-based payment expense	86	78	108
Balance as at end of year	1,806	1,720	1,642
Cash flow hedge reserve
Balance as at beginning of year	(42)	(129)
Net gains/(losses) from changes in fair value	296	(95)	(203)
Income tax effect	(86)	28
Transferred to income statements	39	218	197
Income tax effect	(11)	(64)
Balance as at end of year	196	(42)	(129)
Foreign currency translation reserve
Balance as at beginning of year	(292)	(179)
Exchange differences on translation of foreign operations	249	(177)
Gains/(losses) on net investment hedges	(198)	9
Transferred to income statements		55	(10)
Balance as at end of year	(241)	(292)	(179)
Other reserves
Balance as at beginning of year	(15)	(18)
Transactions with owners	(6)	3
Balance as at end of year	(21)	(15)	(18)
Total reserves	2,227	1,544
Parent Entity
Debt securities at FVOCI reserve
Balance as at beginning of year	125	(25)
Net gains/(losses) from changes in fair value	730	292
Income tax effect	(220)	(77)
Transferred to income statement	(195)	(79)
Income tax effect	58	15
Loss allowance on debt securities measured at FVOCI	2	2
Exchange differences	(1)	(3)
Balance as at end of year	499	125	(25)
Equity securities at FVOCI reserve
Balance as at beginning of year	0	(1)
Net gains/(losses) from changes in fair value	(2)	1
Balance as at end of year	(2)	0	(1)
Share-based payment reserve
Balance as at beginning of year	1,611	1,533
Share-based payment expense	86	78
Balance as at end of year	1,697	1,611	1,533
Cash flow hedge reserve
Balance as at beginning of year	20	(65)
Net gains/(losses) from changes in fair value	177	(28)
Income tax effect	(53)	9
Transferred to income statements	(13)	150
Income tax effect	4	(46)
Balance as at end of year	135	20	(65)
Foreign currency translation reserve
Balance as at beginning of year	(221)	(145)
Exchange differences on translation of foreign operations	40	(148)
Gains/(losses) on net investment hedges	(41)	17
Transferred to income statements		55
Balance as at end of year	(222)	(221)	(145)
Other reserves
Balance as at beginning of year	41	41
Balance as at end of year	41	41	$ 41
Total reserves	$ 2,148	$ 1,576